Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - MXN ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset		$ 2,605,000,000
Cash flow hedges [member] | Sugar price contracts [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2019
Notional Amount	$ 922,000,000	$ 1,223,000,000
Fair Value (Liability)	(65,000,000)	$ (88,000,000)
Fair Value Asset	$ 4,000,000
Cash flow hedges [member] | Sugar price contracts [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 1,018,000,000
Fair Value (Liability)	(21,000,000)
Fair Value Asset	$ 10,000,000
Cash flow hedges [member] | Aluminum price contracts [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2019
Notional Amount	$ 223,000,000	$ 265,000,000
Fair Value (Liability)	$ (23,000,000)	$ (17,000,000)
Cash flow hedges [member] | Aluminum price contracts [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 255,000,000
Fair Value (Liability)	$ (10,000,000)
Cash flow hedges [member] | PX MEG price [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2019
Notional Amount	$ 333,000,000	$ 1,303,000,000
Fair Value (Liability)	$ (76,000,000)	$ (131,000,000)
Cash flow hedges [member] | PX MEG price [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 333,000,000
Fair Value (Liability)	(9,000,000)
Fair Value Asset	$ 5,000,000